UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07347

DWS Advisor Funds II

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

JUNE 30, 2006

Semiannual Report
to Shareholders

DWS EAFE® Equity Index Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to replicate the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2006

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 30 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/06
DWS EAFE® Equity Index Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Institutional Class	9.89%	27.04%	23.12%	9.23%	5.97%
MSCI EAFE® Index+	10.16%	26.56%	23.94%	10.02%	6.39%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/06	$ 14.45
12/31/05	$ 13.15
Institutional Class Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	117	of	307	38
3-Year	104	of	231	45
5-Year	93	of	192	48
10-Year	48	of	67	71

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30
Comparative Results as of 6/30/06
DWS EAFE® Equity Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,270,400	$1,866,200	$1,554,800	$1,786,000
	Average annual total return	27.04%	23.12%	9.23%	5.97%
MSCI EAFE® Index+	Growth of $1,000,000	$1,265,600	$1,903,900	$1,611,800	$1,858,600
	Average annual total return	26.56%	23.94%	10.02%	6.39%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe , Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,098.90
Expenses Paid per $1,000*	$ 2.08
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,022.81
Expenses Paid per $1,000*	$ 2.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Institutional Class
DWS EAFE® Equity Index Fund	.40%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, the portfolio management team discusses the recent market environment and DWS EAFE® Equity Index Fund's performance during the semiannual period ended June 30, 2006.

Q: How did DWS EAFE® Equity Index Fund perform during the first half of 2006?

A: DWS EAFE® Equity Index Fund's Institutional Class shares produced a total return of 9.89% for the six months ended June 30, 2006, as compared with a return of 10.16% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index.1 The net impact of transaction costs and fund expenses accounted for the difference in returns between the fund and the index. (Past performance is no guarantee of future results. Please see pages 4 through 5 for more complete performance information.)

Q: What were the primary factors affecting the international equity markets during the past six months?

A: International equities produced a modestly positive return in local currency terms in the first half of the year. However, US dollar investors — who gained an additional benefit from the rising value of foreign currencies vs. the dollar — enjoyed a double-digit return.2 International equities as an asset class comfortably outperformed the 2.71% return of US stocks, as measured by the Standard & Poor's 500 (S&P 500) Index.3

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe , Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index

2 Since mutual funds generally purchase stock in local currencies, the appreciation of those currencies vs. the dollar raises the value of the equity investment.

3 The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The positive returns of the global markets obscure the high level of uncertainty that developed as the period progressed. The bulk of the markets' return came in the first four-plus months of the year, when the same factors that supported stock prices in 2005 — namely, steady global growth and strong corporate earnings — continued to fuel positive investor sentiment. In mid-May, however, the backdrop became more challenging. The combination of rising inflation pressures, the possibility of slower global growth and the apparent likelihood that the US Federal Reserve Board (the Fed)would need to raise rates more than previously thought led to a rapid increase in investors' aversion to risk. The result was a rapid sell-off in the global markets that — in a little more than a month — eliminated virtually all of the gains achieved in the January-April period. During the latter half of June, however, the markets regained significant ground in a powerful rally that began with modest bargain hunting, but ended with a substantial upturn in the final days of the month after the Fed, in the statement that accompanied its June 29 interest-rate decision, hinted that it may be nearing the end of its long series of interest-rate increases. The end result was a positive return for the MSCI EAFE® Index in the first half of the period, but with a greater level of volatility than the markets had experienced in quite some time.

Q: Which sectors within the MSCI EAFE® Index were the best and worst performers?

A: For the semiannual period, energy and materials stocks continued to deliver outperformance, while the technology, health care and consumer sectors lagged. In energy, companies' share prices continued to gain ground as crude oil, which began the year at about $60 a barrel, rose to nearly $75 at midyear due to the ongoing fears that geopolitical tensions would lead to supply disruptions. The result was a sharp increase in energy companies' profits. This was a positive for the index, in which the oil stocks BP PLC, Royal Dutch Shell PLC and Total SA are the first-, second- and sixth-largest holdings, respectively. Materials stocks, despite underperforming in the May-June correction, also delivered a solid return on the continued strength in global demand.

On the other side of the ledger, sectors sensitive to spending by both corporations and consumers exhibited weakness. Technology, which was hurt by the fact that the anticipated surge in corporate demand failed to materialize, had a difficult first half. Semiconductor stocks, in particular, were a drag on the performance of the broader sector. The consumer sector, meanwhile, was weighed down by continued sluggishness in personal spending habits. Health care, despite underperforming for the full period, provided support to index returns in the second quarter, when the increasingly challenging environment led market participants to seek more defensive investments.

Q: Which countries and regions outperformed and underperformed during the period?

A: The European markets delivered the best returns for US dollar investors. Not only did the region outperform relative to the global markets as a whole, but also the euro was one of the strongest-performing currencies vs. the US dollar. Norway, which has the added benefit of being an oil exporter, was the top performer within Europe. Strong returns also were generated by the French and German stock markets, both of which were helped by the improving outlook for the Continental economy. UK equities, which had lagged in 2005, also outperformed the global markets on the hopes that interest rates will soon begin to fall.

Asian stocks generally trailed their global counterparts. New Zealand, despite its role as a commodities exporter, was the worst performer among the 22 countries in the MSCI EAFE® Index. The only country to post a loss in US dollar terms, New Zealand underperformed due to the apparent likelihood that its central bank will have to sharply increase interest rates. Additionally, the New Zealand dollar lost value in relation to the US dollar, further weakening performance for US-based investors. Japan, where a small gain in the currency failed to make up for weak equity market performance, also was a notable laggard. Coming on the heels of a strong 2005, Japanese stocks paused as investors grew more cautious amid the growing likelihood that the Bank of Japan — which has long kept interest rates near zero to spur the domestic economy — would soon begin to enact rate increases.

Q: Have you made any changes to your investment approach?

A: We have made no changes in our strategy. Our goal for the fundis to maintain a fully invested posture, replicating the return and risk characteristics of the MSCI EAFE Index®. To this end, all changes made to the index were incorporated in the fund in order to maintain proper tracking. The index itself provides broad-based exposure to 22 of the largest developed markets outside the United States, across all sectors of the economy. We will continue to follow a passive strategy designed to provide returns that replicate those of the benchmark index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

Geographic Diversification (Excludes Cash Equivalents)	6/30/06	12/31/05

Japan	24%	26%
United Kingdom	22%	22%
France	9%	9%
Switzerland	7%	7%
Germany	7%	7%
Netherlands	6%	6%
Australia	5%	5%
Spain	4%	4%
Italy	4%	4%
Other	12%	10%
	100%	100%
Sector Diversification (Excludes Cash Equivalents)	6/30/06	12/31/05

Financials	29%	29%
Consumer Discretionary	12%	12%
Industrials	11%	11%
Materials	8%	8%
Energy	8%	8%
Health Care	8%	8%
Consumer Staples	8%	7%
Information Technology	6%	6%
Telecommunication Services	5%	6%
Utilities	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2006 (14.3% of Net Assets)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.1%
2. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	2.0%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.8%
4. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.4%
5. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.3%
6. Total SA Producer of oil and natural gas	France	1.3%
7. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.1%
8. Nestle SA Producer and seller of food products	Switzerland	1.1%
9. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.1%
10. Mitsubishi UFJ Financial Group, Inc. Owns, operates & develops electricity and gas networks	Japan	1.1%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2006 (Unaudited)

	Shares	Value ($)

Common Stocks 98.0%
Australia 5.2%
Alinta Ltd.	5,376	41,667
Alumina Ltd.	39,127	196,258
Amcor Ltd.	28,386	140,905
AMP Ltd.	57,096	387,368
Ansell Ltd.	2,546	18,295
APN News & Media Ltd.	3,685	13,911
Aristocrat Leisure Ltd.	11,798	112,920
Australia & New Zealand Banking Group Ltd.	54,178	1,070,505
Australian Gas & Light Co., Ltd.	13,159	171,221
Australian Stock Exchange Ltd.	3,732	90,352
AXA Asia Pacific Holdings Ltd.	21,871	101,902
Babcock & Brown Ltd.	3,185	51,335
BHP Billiton Ltd.	102,747	2,214,187
Billabong International Ltd.	2,438	27,809
BlueScope Steel Ltd.	24,736	146,132
Boral Ltd.	16,908	102,274
Brambles Industries Ltd.	30,619	250,283
Caltex Australia Ltd.	2,739	48,034
Centro Properties Group	27,686	137,636
CFS Gandel Retail Trust	46,953	64,897
CFS Retail Trust (Units)*	1,329	1,837
Coca-Cola Amatil Ltd.	19,460	102,527
Cochlear Ltd.	1,549	62,883
Coles Myer Ltd.	35,152	296,740
Commonwealth Bank of Australia	37,116	1,224,868
Commonwealth Property Office Fund	53,396	55,153
Computershare Ltd.	14,173	82,676
CSL Ltd.	5,494	219,439
CSR Ltd.	31,897	79,404
DB RREEF Trust	53,353	58,082
Downer EDI Ltd.	5,815	32,149
Foster's Group Ltd.	60,727	246,840
Futuris Corp., Ltd.	19,011	29,667
General Property Trust	51,669	166,635
Harvey Norman Holdings Ltd.	13,166	38,548
Iluka Resources Ltd.	2,479	12,066
ING Industrial Fund	10,910	18,079
Insurance Australia Group Ltd.	49,962	198,628
Investa Property Group	30,734	50,016
John Fairfax Holdings Ltd.	35,401	98,649
Leighton Holdings	4,873	62,827
Lend Lease Corp., Ltd.	12,613	131,124
Lion Nathan Ltd.	8,315	48,195
Macquarie Airports	23,000	52,470
Macquarie Bank Ltd.	7,136	365,891
Macquarie Communications Infrastructure Group	8,274	36,337
Macquarie Goodman Group	41,218	183,775
Macquarie Infrastructure Group	73,485	183,479
Macquarie Office Trust	38,339	39,316
Mayne Pharma Ltd.*	22,896	44,236
Mirvac Group	30,859	99,751
Multiplex Group	8,300	20,168
National Australia Bank Ltd.	46,634	1,218,425
Newcrest Mining Ltd.	10,678	167,266
Onesteel Ltd.	8,598	26,004
Orica Ltd.	8,679	154,075
Origin Energy Ltd.	26,752	146,312
Pacific Brands Ltd.	8,016	12,807
Paperlinx Ltd.	8,341	19,338
Perpetual Trustees Australia Ltd.	1,300	70,665
Publishing & Broadcasting Ltd.	2,483	33,600
Qantas Airways Ltd.	19,357	42,577
QBE Insurance Group Ltd.	23,281	354,652
Rinker Group Ltd.	27,945	340,354
Rio Tinto Ltd.	8,629	498,870
Santos Ltd.	20,039	180,181
SFE Corp., LTD	3,949	48,419
Sonic Healthcare Ltd.	9,366	98,830
Stockland (a)	36,487	190,337
Stockland (a)	1,230	6,416
Suncorp Metway Ltd.	16,609	238,821
Symbion Health Ltd.	22,896	52,063
TABCORP Holding Ltd.	16,774	189,464
Telstra Corp., Ltd.	67,988	185,921
Toll Holdings Ltd.	15,427	161,069
Transurban Group	26,626	137,511
UNiTAB Ltd.	2,899	31,797
Wesfarmers Ltd.	10,714	281,282
Westfield Group	43,419	559,147
Westpac Banking Corp., Ltd.	54,381	940,757
Woodside Petroleum Ltd.	14,131	462,033
Woolworths Ltd.	34,881	522,289
WorleyParsons Ltd.	3,068	45,825
Zinifex Ltd.	12,118	90,229
(Cost $9,036,213)		17,237,682
Austria 0.5%
Andritz AG	230	38,020
BETandWIN.com Interactive Entertainment AG	560	44,409
Boehler-Uddeholm AG	1,040	56,866
Erste Bank der Oesterreichischen Sparkassen AG	5,604	315,383
Flughafen Wien AG	250	19,096
IMMOEAST Immobilien Anlagen AG*	6,200	66,534
Immofinanz Immobilien Anlagen AG*	14,825	164,589
Mayr Melnhof Karton AG	150	24,157
Meinl European Land Ltd.*	4,623	94,195
Oesterreichische Elektrizititaetswirtschafts AG "A"	2,500	120,231
OMV AG	4,980	296,508
Raiffeisen International Bank-Holding AG	940	81,637
RHI AG*	250	8,090
Telekom Austria AG	10,697	238,204
Voestalpine AG	670	101,807
Wiener Staedtische Allgemeine Versicherung AG	660	38,832
Wienerberger AG	2,310	109,764
(Cost $1,082,311)		1,818,322
Belgium 1.1%
Agfa Gevaert NV	2,975	72,070
Barco NV	214	19,776
Bekaert NV	369	35,445
Belgacom SA	4,634	153,690
Cofinimmo	119	20,578
Colruyt NV	515	80,429
Compagnie Maritime Belge SA	830	24,109
Delhaize Group	2,288	158,615
Dexia	16,226	390,173
Euronav SA	830	25,542
Fortis	34,091	1,160,741
Groupe Bruxelles Lambert SA	2,328	243,868
InBev NV	5,787	283,861
KBC Bankverzekeringsholding	5,422	581,847
Mobistar SA	744	59,048
Omega Pharma SA	424	29,611
SA D'Ieteren NV	90	29,066
Solvay SA	1,774	204,100
UCB SA	2,466	133,420
Umicore	632	84,393
(Cost $2,258,082)		3,790,382
Bermuda 0.0%
Frontline Ltd.	1,700	63,495
SeaDrill Ltd.*	6,500	85,624
Ship Finance International Ltd.	85	1,471
(Cost $126,380)		150,590
Denmark 0.7%
A P Moller-Maersk AS	33	256,900
Bang & Olufsen AS "B"	261	28,866
Carlsberg AS "B"	850	62,163
Codan AS	220	15,901
Coloplast AS "B"	812	60,289
Dampskibsselskabet Torm AS	435	20,736
Danisco AS	1,589	115,799
Danske Bank AS	12,510	476,216
DSV AS	648	108,336
FLSmidth & Co. AS "B"	1,144	43,156
GN Store Nord AS	6,554	75,297
H. Lundbeck AS	1,617	36,877
Jyske Bank AS (Registered)*	1,569	90,935
NKT Holding AS	557	34,813
Novo Nordisk AS "B"	7,378	469,993
Novozymes AS "B"	1,551	104,786
Ostasiatiske Kompagni	461	17,410
Sydbank AS	1,508	50,035
Topdanmark AS*	546	76,116
Trygvesta AS	753	46,999
Vestas Wind Systems AS*	5,330	145,775
William Demant Holding AS*	765	57,193
(Cost $1,086,924)		2,394,591
Finland 1.5%
Amer Group Ltd.	2,100	43,863
Cargotec Corp. "B"	1,200	52,569
Elisa Oyj "A"	4,300	81,894
Fortum Oyj	13,700	350,460
Kesko Oyj "B"	1,900	72,857
Kone Oyj "B"	2,100	87,295
Metso Oyj	3,900	141,518
Neste Oil Oyj	3,475	122,407
Nokia Oyj	122,400	2,498,630
Nokian Renkaat Oyj	3,100	40,761
Oko Bank "A"	2,300	33,831
Orion Oyj "B"	2,200	43,700
Outokumpu Oyj	3,200	74,901
Rautaruukki Oyj	2,400	72,507
Sampo Oyj "A"	12,700	242,360
SanomaWSOY Oyj	800	19,257
Stora Enso Oyj "R"	16,400	229,063
TietoEnator Oyj	2,240	64,693
UPM-Kymmene Oyj	16,200	349,142
Uponor Oyj	1,800	48,693
Wartsila Oyj "B"	1,800	75,976
YIT Oyj	3,400	83,366
(Cost $2,991,296)		4,829,743
France 9.1%
Accor SA	5,829	354,811
Air France	3,869	90,956
Alcatel SA*	38,263	485,488
Alstom*	2,982	272,519
Atos Origin SA*	1,845	120,706
Axa	47,727	1,566,421
BNP Paribas SA	23,964	2,294,240
Bouygues SA	5,808	298,635
Business Objects SA*	2,194	59,857
Cap Gemini SA	3,386	193,286
Carrefour SA	17,460	1,023,709
Casino Guichard-Perrachon SA	945	71,857
CNP Assurances	1,218	115,829
Compagnie de Saint-Gobain	9,044	646,636
Compagnie Generale des Etablissements Michelin "B"	4,281	257,354
Credit Agricole SA	16,627	632,686
Dassault Systemes SA	1,772	94,965
Essilor International SA	2,932	295,139
France Telecom SA	47,753	1,026,730
Gaz De France	4,892	164,249
Gecina SA	171	22,397
Groupe Danone	6,620	841,228
Hermes International	1,650	145,936
Imerys SA	1,022	81,699
Klepierre	490	56,751
L' Air Liquide SA	3,487	679,265
L'Oreal SA	8,591	811,488
Lafarge SA	4,420	554,882
Lagardere S.C.A.	3,665	270,481
LVMH Moet- Hennessy Louis Vuitton SA	7,110	705,698
Neopost SA	859	97,895
PagesJaunes SA	3,445	108,175
Pernod Ricard SA	2,127	421,684
Pinault-Printemps-Redoute SA	2,002	255,298
PSA Peugeot Citroen	4,287	266,762
Publicis Groupe	4,274	165,093
Renault SA	5,387	578,781
Safran SA	5,325	115,922
Sanofi-Aventis	29,298	2,859,237
Schneider Electric SA	6,565	684,353
SCOR	15,577	34,070
Societe BIC SA	1,073	69,445
Societe des Autoroutes Paris-Rhin-Rhone	559	38,323
Societe Generale	10,110	1,487,088
Societe Television Francaise 1	3,454	112,655
Sodexho Alliance SA	2,348	112,831
Suez SA	29,574	1,229,366
Suez SA VVPR Strip*	3,124	40
Technip SA	2,450	135,688
Thales SA	2,114	82,577
Thomson*	7,043	116,478
Total SA	63,629	4,187,243
Total SA VVPR Strip*	3,888	0
Unibail	1,386	241,628
Valeo SA	2,050	72,998
Vallourec SA	198	238,057
Veolia Environnement	8,460	437,267
Vinci SA	5,898	607,656
Vivendi Universal SA	33,523	1,174,846
Zodiac SA	882	49,604
(Cost $18,122,768)		30,216,958
Germany 6.5%
Adidas-Salomon AG	5,920	283,041
Allianz AG (Registered)	11,771	1,859,680
Altana AG	2,010	111,988
BASF AG	14,931	1,198,941
Bayer AG	20,249	930,828
Beiersdorf AG	553	83,329
Bilfinger Berger AG	854	46,434
Celesio AG	1,138	103,447
Commerzbank AG	18,287	665,211
Continental AG	3,828	391,305
DaimlerChrysler AG (Registered)	26,479	1,308,320
Deutsche Bank AG (Registered) (b)	14,923	1,679,680
Deutsche Boerse AG	3,140	427,727
Deutsche Lufthansa AG (Registered)	6,416	118,172
Deutsche Post AG (Registered)	20,692	554,730
Deutsche Postbank AG	1,395	100,383
Deutsche Telekom AG (Registered)	79,324	1,276,359
Douglas Holdings AG	650	30,030
E.ON AG	17,999	2,072,407
Fresenius Medical Care AG & Co.	1,857	213,483
Heidelberger Druckmaschinen AG	1,322	60,112
Hochtief AG	1,416	78,766
Hypo Real Estate Holding AG	3,828	232,521
Infineon Technologies AG*	21,395	238,352
IVG Immobilien AG	2,110	63,746
KarstadtQuelle AG*	2,059	54,646
Linde AG	2,269	174,855
MAN AG	3,829	277,296
Merck KGaA	1,318	119,860
Metro AG	3,925	222,498
MLP AG	1,150	23,696
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,554	758,762
Premiere AG*	1,539	14,921
Puma AG	346	134,505
Rheinmetall AG	874	60,936
RWE AG	12,956	1,077,968
Salzgitter AG	1,026	87,098
SAP AG	6,432	1,357,431
Siemens AG (Registered)	24,520	2,133,578
Solarworld AG	868	54,478
Suedzucker AG	1,245	27,612
ThyssenKrupp AG	10,722	367,123
TUI AG	6,169	122,223
Volkswagen AG	5,105	358,015
Wincor Nixdorf AG	421	53,821
(Cost $13,854,912)		21,610,314
Greece 0.6%
Alpha Bank AE	11,023	274,648
Coca-Cola Hellenic Bottling Co. SA	3,530	105,201
Cosmote Mobile Telelcommunications SA	3,400	76,538
EFG Eurobank Ergasias	7,176	198,989
Emporiki Bank of Greece SA*	2,325	80,530
Germanos SA	1,260	30,137
Hellenic Exchanges Holdings SA	790	12,712
Hellenic Petroleum SA	3,920	52,144
Hellenic Technodomiki SA	3,910	37,608
Hellenic Telecommunications Organization SA*	8,810	194,043
Intracom SA	2,190	14,566
Motor Oil (Hellas) Corinth Refineries SA	510	13,594
National Bank of Greece SA	8,241	325,495
OPAP SA	6,859	248,276
Piraeus Bank SA	6,700	159,395
Public Power Corp. (PPC)	3,486	82,576
Titan Cement Co. SA	1,830	85,856
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	30,130
(Cost $1,191,225)		2,022,438
Gibraltar 0.0%
PartyGaming PLC (Cost $54,079)	22,387	47,815
Hong Kong 1.6%
ASM Pacific Technology Ltd.	5,000	24,304
Bank of East Asia Ltd.	38,571	158,430
BOC Hong Kong (Holdings) Ltd.	100,000	195,717
Cathay Pacific Airways Ltd.	35,000	61,290
Cheung Kong (Holdings) Ltd.	43,000	466,194
Cheung Kong Infrastrucure Holdings Ltd.	10,000	28,907
CLP Holdings Ltd.	52,600	307,826
Esprit Holdings Ltd.	28,815	235,602
Foxconn International Holdings Ltd.*	59,000	125,729
Giordano International Ltd.	26,000	12,219
Hang Lung Properties Ltd.	55,000	99,500
Hang Seng Bank Ltd.	22,300	282,975
Henderson Land Development Co., Ltd.	22,000	113,877
Hong Kong & China Gas Co., Ltd.	106,887	234,658
Hong Kong Electric Holding Ltd.	39,500	178,521
Hong Kong Exchanges & Clearing Ltd.	32,000	205,812
Hopewell Holdings Ltd.	21,000	58,947
Hutchison Telecommunications International Ltd.*	30,000	48,865
Hutchison Whampoa Ltd.	61,100	557,007
Hysan Development Co.	13,660	38,695
Johnson Electric Holdings Ltd.	36,000	26,190
Kerry Properties Ltd.	11,156	38,066
Kingboard Chemical Holdings Ltd.	8,900	25,154
Li & Fung Ltd.	60,500	122,694
Link (REIT)*	65,000	130,146
Melco International Development Ltd.	13,000	32,641
MTR Corp., Ltd.	38,904	93,925
New World Development Co., Ltd.	65,350	106,865
Orient Overseas International Ltd.	4,400	15,977
PCCW Ltd.	119,443	85,357
Shangri-La Asia Ltd.	36,499	70,260
Shun Tak Holdings Ltd.	18,000	23,409
Sino Land Co., Ltd.	32,972	52,644
Solomon Systech International Ltd.	28,000	7,066
Sun Hung Kai Properties Ltd. (REIT)	39,297	400,747
Swire Pacific Ltd. "A"	27,500	283,806
Techtronic Industries Co., Ltd.	30,000	40,560
Television Broadcasts Ltd.	9,000	55,567
Wharf Holdings Ltd.	33,102	117,638
Wing Hang Bank Ltd.	4,000	34,946
Yue Yuen Industrial (Holdings) Ltd.	18,000	49,483
(Cost $3,861,185)		5,248,216
Ireland 0.9%
Allied Irish Banks PLC	25,141	603,258
Bank of Ireland PLC (a)	25,404	453,277
Bank of Ireland PLC (a)	4,663	83,201
C&C Group PLC	8,628	74,932
CRH PLC	16,512	536,862
DCC PLC	2,107	50,665
Depfa Bank PLC	9,588	158,935
Eircom Group PLC	23,313	64,706
Elan Corp. PLC*	13,384	222,545
Fyffes PLC	7,415	13,088
Grafton Group PLC (Units)*	6,932	87,334
Greencore Group PLC	4,345	20,452
IAWS Group PLC	3,475	61,337
Independent News & Media PLC	19,065	55,842
Irish Life & Permanent PLC	7,590	180,569
Kerry Group PLC	3,677	79,012
Kingspan Group PLC	2,310	40,330
Paddy Power PLC	1,301	22,548
Ryanair Holdings PLC*	5,147	46,741
(Cost $2,068,003)		2,855,634
Italy 3.7%
Alleanza Assicurazioni SpA	12,046	136,510
Assicurazioni Generali SpA	27,706	1,009,256
Autogrill SpA	3,093	47,592
Autostrade SpA	8,596	241,554
Banca Fideuram SpA	8,881	51,639
Banca Intesa SpA	113,313	663,793
Banca Intesa SpA (RCN)	25,557	138,763
Banca Monte dei Paschi di Siena SpA	31,366	188,558
Banca Popolare di Milano	12,928	164,777
Banche Popolari Unite	9,423	243,822
Banco Popolare di Verona e Novara	10,549	282,672
Benetton Group SpA	1,610	24,052
Bulgari SpA	3,349	37,995
Capitalia SpA	45,995	377,394
Enel SpA	124,098	1,069,824
Eni SpA	75,350	2,219,550
Fiat SpA*	15,852	211,068
Finmeccanica SpA	8,885	197,285
Fondiaria-Sai SpA	1,753	71,660
Gruppo Editoriale L'Espresso SpA	2,322	12,400
Italcementi SpA	2,001	50,624
Lottomatica SpA*	1,329	50,418
Luxottica Group SpA	3,754	101,985
Mediaset SpA	22,113	260,775
Mediobanca SpA	14,391	281,808
Mediolanum SpA	6,085	42,729
Mondadori (Arnoldo) Editore SpA	3,666	35,355
Pirelli & C. Accomandita per Azioni	84,527	73,507
SanPaolo IMI SpA	32,074	567,366
SeatPagine Gialle SpA	129,754	60,410
Snam Rete Gas SpA	29,235	128,539
Telecom Italia SpA	310,295	864,213
Telecom Italia SpA (Saving Shares)	175,965	454,638
Terna SpA	33,898	90,400
Tiscali SpA*	2,936	8,722
UniCredito Italiano SpA	226,226	1,770,849
(Cost $7,471,143)		12,232,502
Japan 24.1%
ACOM Co., Ltd.	2,300	124,808
Aderans Co., Ltd.	1,900	51,302
Advantest Corp.	2,200	224,152
AEON Co., Ltd.	18,200	399,179
AEON Credit Services Co., Ltd.	2,730	66,318
Aiful Corp.	1,950	104,111
Aisin Seiki Co., Ltd.	6,300	187,172
Ajinomoto Co., Inc.	19,000	210,355
Alfresa Holdings Corp	1,000	62,129
All Nippon Airways Co., Ltd.	25,000	96,120
Alps Electric Co., Ltd.	6,000	74,974
Amada Co., Ltd.	12,000	125,830
Amano Corp.	3,200	47,536
Aoyama Trading Co., Ltd.	2,200	68,822
ARRK Corp.	1,000	23,637
Asahi Breweries Ltd.	10,000	140,423
Asahi Glass Co., Ltd.	29,000	367,695
Asahi Kasei Corp.	39,000	254,570
Asatsu, Inc.	1,100	35,564
ASICS Corp.	2,000	20,377
Astellas Pharma, Inc.	16,500	605,558
Autobacs Seven Co., Ltd.	1,100	47,868
Bank of Yokohama Ltd.	34,000	262,933
Benesse Corp.	1,900	65,580
Bridgestone Corp.	18,800	362,233
Canon Sales Co., Inc.	2,000	41,244
Canon, Inc.	31,350	1,536,818
Casio Computer Co., Ltd.	7,000	133,651
Central Glass Co., Ltd.	9,000	53,556
Central Japan Railway Co.	48	478,155
Chiyoda Corp.	5,000	102,237
Chubu Electric Power Co., Inc.	18,000	486,019
Chugai Pharmaceutical Co., Ltd.	8,000	163,230
Citizen Watch Co., Ltd.	9,300	84,272
COMSYS Holdings Corp.	3,000	37,015
Credit Saison Co., Ltd.	4,800	227,333
CSK Corp.	2,100	95,788
Dai Nippon Printing Co., Ltd.	18,000	278,399
Daicel Chemical Industries Ltd.	6,000	49,021
Daido Steel Co., Ltd.	8,000	62,775
Daiichi Sankyo Co., Ltd.	20,600	567,022
Daikin Industries Ltd.	7,600	263,649
Daimaru, Inc.	7,000	92,730
Dainippon Ink & Chemical, Inc.	21,000	78,722
Dainippon Screen Manufacturing Co., Ltd.	5,000	45,788
Daito Trust Construction Co., Ltd.	2,700	149,581
Daiwa House Industry Co., Ltd.	14,000	223,873
Daiwa Securities Group, Inc.	38,000	452,919
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	70,710
Denso Corp.	15,200	496,749
DENTSU, Inc.	51	140,825
Dowa Mining Co., Ltd.	9,000	79,588
E*Trade Securities Co., Ltd.	48	64,173
eAccess Ltd.	30	19,687
East Japan Railway Co.	100	742,747
Ebara Corp.	8,000	34,114
EDION Corp.	1,000	19,836
Eisai Co., Ltd.	7,000	315,012
Electric Power Development Co., Ltd.	4,300	163,824
Elpida Memory, Inc.*	1,300	48,847
FamilyMart Co., Ltd.	2,300	66,323
FANUC Ltd.	5,500	494,058
Fast Retailing Co., Ltd.	1,400	114,383
Fuji Electric Holdings Co., Ltd.	13,000	68,044
Fuji Photo Film Co., Ltd.	14,000	469,766
Fuji Television Network, Inc.	21	46,610
Fujikura Ltd.	10,000	110,364
Fujitsu Ltd.	51,000	395,290
Hakuhodo Dy Holdings, Inc.	500	36,788
Hankyu Department Stores, Inc.	2,000	15,519
Hanshin Electric Railway Co., Ltd.	3,000	21,365
Haseko Corp.*	15,000	50,987
Hikari Tsushin, Inc.	500	27,001
Hino Motors Ltd.	6,000	34,918
Hirose Electric Co., Ltd.	900	109,315
Hitachi Chemical Co., Ltd.	3,400	89,130
Hitachi Construction Machinery Co., Ltd.	2,000	48,148
Hitachi High-Technologies Corp.	1,000	30,409
Hitachi Ltd.	94,000	620,972
Hokkaido Electric Power Co., Inc.	4,800	113,876
Hokugin Financial Group, Inc.	31,000	129,483
Honda Motor Co., Ltd.	46,000	1,459,105
House Food Corp.	3,000	45,351
Hoya Corp.	11,700	416,105
IBIDEN Co., Ltd.	3,900	187,434
Index Corp.	22	21,723
INPEX Holdings, Inc.*	24	211,814
Isetan Co., Ltd.	5,000	85,197
Ishikawajima-Harima Heavy Industries Co., Ltd.	35,000	110,713
ITO EN, Ltd.	1,600	58,581
Itochu Corp.	41,000	360,058
Itochu Techno-Science Corp.	600	27,630
JAFCO Co., Ltd.	600	35,966
Japan Airlines Corp.	19,000	47,649
Japan Prime Realty Investment Corp. (REIT)	10	30,059
Japan Real Estate Investment Corp. (REIT)	11	98,043
Japan Retail Fund Investment Corp. (REIT)	9	70,779
Japan Steel Works, Ltd.	6,000	41,105
Japan Tobacco, Inc.	130	473,698
JFE Holdings, Inc.	16,225	687,620
JGC Corp.	6,000	103,233
JSR Corp.	5,000	126,267
Kajima Corp.	25,000	114,689
Kamigumi Co., Ltd.	6,000	45,561
Kaneka Corp.	8,000	72,702
Kansai Electric Power Co., Inc.	21,100	472,003
Kansai Paint Co., Ltd.	5,000	39,890
Kao Corp.	15,000	392,564
Katokichi Co., Ltd.	3,300	33,161
Kawasaki Heavy Industries Ltd.	34,000	114,383
Kawasaki Kisen Kaisha Ltd.	13,000	75,201
KDDI Corp.	70	430,007
Keihin Electric Express Railway Co., Ltd.	12,000	84,935
Keio Electric Railway Co., Ltd.	16,000	103,600
Keisei Electric Railway Co., Ltd.	5,000	28,224
Keyence Corp.	970	247,670
Kikkoman Corp.	6,000	74,764
Kinden Corp.	6,000	51,433
Kintetsu Corp.	43,900	146,538
Kirin Brewery Co., Ltd.	24,000	377,281
Kobe Steel Ltd.	73,000	228,364
Kokuyo Corp.	3,000	50,175
Komatsu Ltd.	27,000	536,744
Komori Corp.	2,000	42,555
Konami Co., Ltd.	3,200	70,605
Konica Minolta Holdings, Inc.	13,500	170,461
Koyo Seiko Co., Ltd.	4,000	77,246
Kubota Corp.	30,000	284,429
Kuraray Co., Ltd.	11,000	123,034
Kurita Water Industries Ltd.	4,400	90,353
Kyocera Corp.	5,000	387,102
Kyowa Hakko Kogyo Co., Ltd.	10,000	67,372
Kyushu Electric Power Co.	12,000	278,923
Lawson, Inc.	1,900	69,233
Leopalace21 Corp.	4,000	138,064
Mabuchi Motor Co., Ltd.	1,200	71,723
Makita Corp.	4,000	126,529
Marubeni Corp.	43,000	229,203
Marui Co., Ltd.	10,400	161,943
Matsui Securities Co., Ltd.	1,900	17,981
Matsumotokiyoshi Co., Ltd.	2,100	53,399
Matsushita Electric Industrial Co., Ltd.	57,614	1,215,815
Matsushita Electric Works Ltd.	10,000	111,063
Mediceo Patac Holdings Co., Ltd.	5,100	91,135
Meiji Dairies Corp.	8,000	55,855
Meiji Seika Kaisha Ltd.	12,000	61,132
Meitec Corp.	1,100	35,853
Millea Holdings, Inc.	42	781,720
Minebea Co., Ltd.	8,000	43,551
Mitsubishi Chemical Holdings Corp.	33,000	206,178
Mitsubishi Corp.	40,000	798,672
Mitsubishi Electric Corp.	59,000	472,763
Mitsubishi Estate Co., Ltd.	34,000	721,950
Mitsubishi Gas Chemical Co., Inc.	13,000	149,039
Mitsubishi Heavy Industries Ltd.	98,000	423,034
Mitsubishi Logistics Corp.	5,000	78,294
Mitsubishi Materials Corp.	33,000	140,720
Mitsubishi Rayon Co., Ltd.	17,000	138,448
Mitsubishi UFJ Financial Group, Inc.	254	3,551,206
Mitsubishi UFJ Securities Co., Ltd.	7,000	90,283
Mitsui & Co., Ltd.	47,000	663,684
Mitsui Chemicals, Inc.	20,000	130,549
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	42,817
Mitsui Fudosan Co., Ltd.	24,000	521,146
Mitsui Mining & Smelting Co., Ltd.	19,000	112,067
Mitsui O.S.K. Lines Ltd.	31,000	210,748
Mitsui Sumitomo Insurance Co., Ltd.	37,260	467,866
Mitsui Trust Holdings, Inc.	15,100	181,427
Mitsukoshi Ltd.	13,000	59,411
Mitsumi Electric Co., Ltd.	900	10,648
Mizuho Financial Group, Inc.	281	2,379,317
Murata Manufacturing Co., Ltd.	6,300	409,027
Namco Bandai Holdings, Inc.	5,350	81,297
NEC Corp.	63,000	335,809
NEC Electronics Corp.	1,800	57,725
Net One Systems Co., Ltd.	18	33,502
NGK Insulators Ltd.	7,000	81,842
NGK Spark Plug Co., Ltd.	6,000	120,587
NHK Spring Co., Ltd.	3,000	34,525
Nichirei Corp.	9,000	48,130
Nidec Corp.	3,400	243,621
Nikko Cordial Corp.	23,000	294,233
Nikon Corp.	8,000	139,671
Nintendo Co., Ltd.	3,000	503,321
Nippon Building Fund, Inc.	12	116,393
Nippon Electric Glass Co., Ltd.	6,000	120,325
Nippon Express Co., Ltd.	25,000	135,005
Nippon Meat Packers, Inc.	5,000	57,934
Nippon Mining Holdings, Inc.	25,000	210,372
Nippon Oil Co., Ltd.	37,000	270,290
Nippon Sheet Glass Co., Ltd.	10,000	55,575
Nippon Shokubai Co., Ltd.	2,000	24,449
Nippon Steel Corp.	184,000	696,190
Nippon Telegraph & Telephone Corp.	148	725,516
Nippon Unipac Holdings	29	118,595
Nippon Yusen Kabushiki Kaisha	30,000	195,037
Nishi-Nippon City Bank Ltd.	12,000	57,462
Nishimatsu Construction Co., Ltd.	5,000	18,656
Nissan Chemical Industries Ltd.	4,000	49,843
Nissan Motor Co., Ltd.	65,300	713,256
Nisshin Seifun Group, Inc.	5,000	55,706
Nisshin Steel Co., Ltd.	29,000	93,254
Nisshinbo Industries	3,000	32,821
Nissin Food Products Co., Ltd.	2,400	84,726
Nitori Co., Ltd.	700	34,070
Nitto Denko Corp.	4,800	341,839
NOK Corp.	3,300	95,736
Nomura Holdings, Inc.	52,500	984,031
Nomura Real Estate Office Fund, Inc. (REIT)	3	23,750
Nomura Research Institute Ltd.	700	86,613
NSK Ltd.	14,000	116,096
NTN Corp.	13,000	102,805
NTT Data Corp.	39	168,691
NTT DoCoMo, Inc.	538	789,794
NTT Urban Development Corp.	5	38,972
Obayashi Corp.	19,000	130,662
Obic Co., Ltd.	200	40,440
Odakyu Electric Railway Co., Ltd.	20,000	128,976
Oji Paper Co., Ltd.	25,000	142,214
Oki Electric Industry Co., Ltd.	15,000	35,390
OKUMA Corp.	2,000	22,580
Okumura Corp.	1,000	5,558
Olympus Corp.	7,000	187,172
Omron Corp.	6,400	163,020
Onward Kashiyama Co.	4,000	61,552
Oracle Corp.	1,100	51,424
Oriental Land Co., Ltd.	1,600	90,038
ORIX Corp.	2,400	586,159
Osaka Gas Co.	55,000	176,861
OSG Corp.	1,000	16,839
Otsuka Corp.	300	33,817
Park24 Co., Ltd.	700	20,613
Pioneer Corp.	5,400	87,106
Promise Co., Ltd.	2,700	156,423
Q.P. Corp.	2,000	18,997
Rakuten, Inc.	187	111,115
Resona Holding, Inc.	125	394,311
Ricoh Co., Ltd.	19,000	372,728
ROHM Co., Ltd.	3,100	277,115
Ryohin Keikaku Co., Ltd.	400	32,786
Sanken Electric Co., Ltd.	2,000	25,446
Sankyo Co., Ltd.	1,300	82,585
Santen Pharmaceutical Co., Ltd.	2,000	47,536
Sanyo Electric Co., Ltd.*	50,000	107,917
Sapporo Hokuyo Holdings, Inc.	7	73,401
Sapporo Holdings Ltd.	5,000	25,297
SBI Holdings, Inc.	277	122,234
Secom Co., Ltd.	6,400	302,552
Sega Sammy Holdings, Inc.	6,000	222,300
Seiko Epson Corp.	3,300	89,969
Seino Transportation Co.	4,000	42,223
Sekisui Chemical Co., Ltd.	14,000	120,867
Sekisui House Ltd.	15,000	205,916
Seven & I Holdings Co., Ltd.	22,900	754,395
SFCG Co., Ltd.	130	29,535
Sharp Corp.	31,000	489,759
Shimachu Co., Ltd.	700	18,289
Shimamura Co., Ltd.	600	65,746
Shimano, Inc.	2,500	76,459
Shimizu Corp.	18,000	100,821
Shin-Etsu Chemical Co., Ltd.	11,100	603,303
Shinko Electric Industries Co., Ltd.	1,000	29,011
Shinko Securities Co., Ltd.	12,000	50,751
Shinsei Bank Ltd.	36,000	228,067
Shionogi & Co., Ltd.	9,000	160,433
Shiseido Co., Ltd.	11,000	215,790
Showa Denko KK	34,000	151,223
Showa Shell Sekiyu KK	5,000	58,677
Skylark Co., Ltd.	3,100	67,586
SMC Corp.	1,500	212,207
Softbank Corp.	20,300	454,994
Sojitz Corp.*	14,800	58,455
Sompo Japan Insurance, Inc.	23,000	321,566
Sony Corp.	29,600	1,306,187
Stanley Electric Co., Ltd.	4,700	96,924
Sumco Corp.	1,800	102,552
Sumitomo Bakelite Co., Ltd.	2,000	18,770
Sumitomo Chemical Co., Ltd.	42,000	350,122
Sumitomo Corp.	33,000	435,136
Sumitomo Electric Industries Ltd.	22,600	330,982
Sumitomo Heavy Industries Ltd.	16,000	147,920
Sumitomo Metal Industries Ltd.	112,000	461,936
Sumitomo Metal Mining Co., Ltd.	15,000	195,561
Sumitomo Mitsui Finance Group, Inc.	173	1,829,168
Sumitomo Osaka Cement Co., Ltd.	12,000	36,910
Sumitomo Realty & Development Co., Ltd.	12,000	295,701
Sumitomo Rubber Industries Ltd.	6,600	72,609
Suzuken Co., Ltd.	1,900	75,376
T&D Holdings, Inc.	6,650	537,509
Taiheiyo Cement Corp.	29,000	106,938
Taisei Corp.	29,000	105,925
Taisho Pharmaceutical Co., Ltd.	5,000	98,086
Taiyo Nippon Sanso Corp.	6,000	47,606
Taiyo Yuden Co., Ltd.	5,000	63,483
Takara Holdings, Inc.	4,000	23,383
Takashimaya Co., Ltd.	10,000	125,481
Takeda Chemical Industries Ltd.	26,100	1,623,838
Takefuji Corp.	3,320	197,854
Tanabe Seiyaku Co., Ltd.	8,000	98,427
TDK Corp.	3,600	273,681
Teijin Ltd.	28,000	177,630
Terumo Corp.	4,800	160,224
The 77 Bank Ltd.	8,000	55,715
The Bank of Fukuoka Ltd.	17,000	129,238
The Bank of Kyoto Ltd.	10,000	107,917
The Chiba Bank Ltd.	22,000	205,697
The Furukawa Electric Co., Ltd.	19,000	122,859
The Goodwill Group, Inc.	67	49,471
The Gunma Bank Ltd.	10,000	74,275
The Joyo Bank Ltd.	19,000	115,222
The Shizuoka Bank Ltd.	16,000	172,807
The Sumitomo Trust & Banking Co., Ltd.	39,000	425,987
The Suruga Bank Ltd.	6,000	80,846
THK Co., Ltd.	3,300	98,331
TIS, Inc.	1,000	27,962
Tobu Railway Co., Ltd.	24,000	114,505
Toda Corp.	6,000	28,993
Toho Co., Ltd.	4,300	85,857
Toho Titanium Co., Ltd.	1,000	54,002
Tohoku Electric Power Co., Inc.	13,400	293,901
Tokuyama Corp.	8,000	118,840
Tokyo Broadcasting System, Inc.	1,800	43,333
Tokyo Electric Power Co.	33,300	919,504
Tokyo Electron Ltd.	5,000	349,528
Tokyo Gas Co., Ltd.	64,000	301,433
Tokyo Seimitsu Co., Ltd.	600	31,143
Tokyo Steel Manufacturing Co., Ltd.	4,400	96,312
Tokyo Style Co., Ltd.	2,000	23,785
Tokyo Tatemono Co., Ltd.	6,000	64,278
Tokyu Corp.	27,000	157,602
Tokyu Land Corp.	13,000	101,215
TonenGeneral Sekiyu K.K.	9,000	92,485
Toppan Printing Co., Ltd.	16,000	180,916
Toray Industries, Inc.	41,000	355,758
Toshiba Corp.	88,000	574,415
Tosoh Corp.	15,000	59,769
Tostem Inax Holding Corp.	7,848	164,929
TOTO Ltd.	10,000	95,596
Toyo Seikan Kaisha Ltd.	5,000	90,659
Toyo Suisan Kaisha Ltd.	2,000	31,318
Toyobo Co., Ltd.	20,000	56,624
Toyoda Gosei Co., Ltd.	900	18,049
Toyota Industries Corp.	5,700	225,131
Toyota Motor Corp.	83,200	4,354,841
Toyota Tsusho Corp.	6,000	143,918
Trend Micro, Inc.	3,000	101,188
Ube Industries Ltd.	29,000	83,878
Uni-Charm Co.	1,400	77,316
UNY Co., Ltd.	5,000	73,707
Ushio, Inc.	4,000	84,411
USS Co., Ltd.	800	52,849
Wacoal Corp.	4,000	56,064
West Japan Railway Corp.	48	199,231
Yahoo Japan Corp.	481	254,706
Yakult Honsha Co., Ltd.	3,000	81,527
Yamada Denki Co., Ltd.	2,500	254,937
Yamaha Corp.	5,000	93,936
Yamaha Motor Co., Ltd.	6,000	156,763
Yamato Transport Co., Ltd.	10,000	177,386
Yamazaki Baking Co., Ltd.	5,000	44,783
Yaskawa Electric Corp.	4,000	46,487
Yokogawa Electric Corp.	6,000	85,512
ZEON Corp.	4,000	47,606
(Cost $55,213,996)		80,065,939
Luxembourg 0.2%
Arcelor	15,266	736,911
Stolt-Nielsen SA	1,200	28,145
(Cost $299,138)		765,056
Netherlands 5.5%
ABN AMRO Holding NV	52,404	1,433,715
Aegon NV	41,898	716,494
Akzo Nobel NV	7,944	428,378
ASML Holding NV*	13,191	267,252
Buhrmann NV	2,219	32,185
Corio NV	1,310	81,482
Euronext NV	2,391	224,167
European Aeronautic Defence & Space Co.	9,846	282,851
Fugro NV	1,397	60,252
Getronics NV	2,768	29,775
Hagemeyer NV*	12,558	57,985
Heineken NV	6,972	295,616
ING Groep NV	53,873	2,117,490
James Hardie Industries NV	10,043	57,465
Koninklijke (Royal) KPN NV	56,321	633,209
Koninklijke (Royal) Philips Electronics NV	36,186	1,130,711
Koninklijke Ahold NV*	45,917	398,778
Koninklijke Ahold NV (ADR)*	11,830	102,330
Koninklijke DSM NV	4,367	181,868
Oce NV	1,190	17,473
QIAGEN NV*	3,029	40,873
Randstad Holdings NV	1,070	62,736
Reed Elsevier NV	20,495	308,278
Rodamco Europe NV	1,439	141,078
Royal Dutch Shell PLC "A"	115,179	3,876,403
Royal Dutch Shell PLC "B"	80,007	2,797,717
Royal Numico NV	4,586	205,828
SBM Offshore NV	3,948	105,236
STMicroelectronics NV	20,472	329,666
TNT NV	12,131	434,142
Unilever NV	49,533	1,123,288
Vedior NV	5,399	113,390
Wereldhave NV	498	48,441
Wolters Kluwer NV	7,862	185,732
(Cost $13,109,238)		18,322,284
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	44,230
Contact Energy Ltd.	10,746	46,618
Fisher & Paykel Appliances Holdings Ltd.	4,480	12,584
Fisher & Paykel Corp., Ltd.	18,285	48,018
Fletcher Building Ltd.	15,863	88,438
Kiwi Income Property Trust	23,532	19,643
Sky City Entertainment Group Ltd.	12,010	39,515
Sky Network Television Ltd.	4,696	16,452
Telecom Corp. of New Zealand Ltd.	56,363	138,741
The Warehouse Group Ltd.	3,494	10,559
Tower Ltd.*	5,324	11,159
Vector Ltd.	3,419	5,083
(Cost $345,916)		481,040
Norway 0.8%
Aker Kvaerner ASA	650	60,981
Det Norske Oljeselskap ASA*	17,000	34,137
DNB NOR ASA	21,050	261,227
Norsk Hydro ASA	21,400	567,238
Norske Skogindustrier ASA	5,071	74,335
Ocean Rig ASA*	3,100	21,763
Orkla ASA	5,564	257,870
Petrojarl ASA*	1,800	11,856
Petroleum Geo-Services ASA*	1,800	101,496
Prosafe ASA	900	54,941
Schibsted ASA	1,200	32,000
Statoil ASA	19,850	562,824
Storebrand ASA	6,600	68,121
Tandberg ASA	3,600	29,784
Tandberg Television ASA*	2,300	38,149
Telenor ASA	24,000	290,125
TGS Nopec Geophysical Co. ASA*	2,200	38,876
Tomra Systems ASA	5,300	42,997
Yara International ASA	5,800	77,334
(Cost $1,227,734)		2,626,054
Portugal 0.3%
Banco BPI SA	9,159	69,586
Banco Comercial Portugues SA	63,263	179,635
Banco Espirito Santo e Comercial de Lisboa SA	5,058	68,188
Brisa-Auto Estrada de Portugal SA	9,427	98,390
CIMPOR-Cimentos de Portugal	6,273	41,802
Electricidade de Portugal	57,109	224,249
Jeronimo Martins, SGPS SA	1,588	27,116
Portugal Telecom, SGPS SA (Registered)	24,199	292,184
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	32,782
Sonae Industria-SGPS SA*	1,634	14,066
Sonae SGPS SA	24,104	36,071
(Cost $724,688)		1,084,069
Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)	36,750	44,578
Capitaland Ltd.	39,750	113,008
CapitaMall Trust (REIT)	30,300	40,582
Chartered Semiconductors Manufacturing Ltd.*	26,400	22,516
City Developments Ltd.	14,000	82,699
ComfortDelGro Corp., Ltd.	64,000	61,863
Creative Technologies Ltd.	1,000	5,560
DBS Group Holdings Ltd.	33,513	383,224
Fraser and Neave Ltd.	24,300	61,408
Haw Par Corp., Ltd.	4,245	15,287
Jardine Cycle & Carriage Ltd.	5,774	36,479
Keppel Corp.	15,750	146,271
Keppel Land Ltd.	5,000	12,762
Neptune Orient Lines Ltd.	20,000	22,870
Oversea-Chinese Banking Corp., Ltd.	72,008	300,251
Parkway Holdings Ltd.	9,000	14,044
SembCorp Industries Ltd.	29,449	60,280
SembCorp Marine Ltd.	19,000	36,011
Singapore Airlines Ltd.	18,000	144,423
Singapore Exchange Ltd.	25,000	55,596
Singapore Post Ltd.	28,000	19,105
Singapore Press Holdings Ltd.	48,758	126,912
Singapore Technologies Engineering Ltd.	44,000	80,336
Singapore TeleCommunications Ltd.	225,580	361,988
STATS ChipPAC Ltd.*	36,000	22,630
Suntec Real Estate Investment Trust (REIT)	22,000	17,235
United OverSeas Bank Ltd.	35,448	349,363
United Overseas Land Ltd.	16,544	29,893
Venture Corp., Ltd.	8,000	53,574
Wing Tai Holdings Ltd.	16,333	14,653
(Cost $1,886,470)		2,735,401
Spain 3.7%
Abertis Infraestructuras SA	6,987	163,631
Acciona SA	768	119,302
Acerinox SA	4,981	86,390
ACS, Actividades de Construccion y Servicios SA	7,309	304,857
Altadis SA	7,903	373,604
Antena 3 de Television SA	2,288	52,267
Banco Bilbao Vizcaya Argentaria SA	97,896	2,013,440
Banco Popular Espanol SA	23,038	343,288
Banco Santander Central Hispano SA	171,349	2,502,853
Cintra Concesiones de Infraestructuras de Transporte SA	6,186	80,863
Corporacion Mapfre SA	3,256	60,095
Ebro Puleva SA	2,061	42,310
Endesa SA	27,707	963,577
Fadesa Inmobiliaria SA	1,091	37,426
Fomento de Construcciones y Contratas SA	1,152	87,598
Gamesa Corporacion Tecnologica SA	4,068	87,205
Gas Natural SDG SA	4,850	148,075
Grupo Ferrovial SA	1,802	137,599
Iberdrola SA	23,427	806,939
Iberia Lineas Aereas de Espana SA	11,243	29,048
Indra Sistemas SA	3,458	67,892
Industria de Diseno Textil SA	6,179	260,649
Inmobiliaria Colonial SA	768	61,002
Metrovacesa SA	1,444	130,395
NH Hoteles SA	1,973	35,380
Promotora de Informaciones SA (Prisa)	2,251	36,133
Repsol YPF SA	26,462	757,817
Sacyr Vallehermoso SA (a)	3,031	101,301
Sacyr Vallehermoso SA (a)	112	3,743
Sociedad General de Aguas de Barcelona SA*	16	441
Sociedad General de Aguas de Barcelona SA "A"	1,673	46,499
Sogecable SA*	1,251	35,986
Telefonica Publicidad e Informacion SA	3,881	42,045
Telefonica SA	128,774	2,144,504
Union Fenosa SA	3,621	140,147
Zeltia SA	3,554	26,138
(Cost $6,786,610)		12,330,439
Sweden 2.3%
Alfa Laval AB	1,600	47,911
Assa Abloy AB "B"	9,700	163,088
Atlas Copco AB "A"	9,513	264,369
Atlas Copco AB "B"	6,726	174,768
Axfood AB	500	14,381
Billerud AB	1,000	13,270
Boliden AB	6,200	114,149
Capio AB*	2,520	45,170
Castellum AB	6,000	61,486
Electrolux AB "B"	8,585	124,062
Eniro AB	6,200	65,259
Fabege AB	2,895	53,904
Getinge AB "B"	6,000	102,129
Hennes & Mauritz AB "B"	15,200	589,266
Hoganas AB "B"	600	14,923
Holmen AB "B"	1,900	76,826
Husqvarna AB "B"*	8,585	103,484
Lundin Petroleum AB*	3,500	42,432
Modern Times Group AB "B"	1,200	63,112
Modern Times Group AB "RED"*	1,200	0
Nordea Bank AB	66,614	796,027
OM Hex AB	3,100	55,567
Oriflame Cosmetics SA (SDR)	400	13,312
Sandvik AB	31,500	366,572
SAS AB*	1,500	15,788
Scania AB "B"	3,000	136,312
Securitas AB "B"	9,200	176,413
Skandinaviska Enskilda Banken AB "A"	14,160	337,436
Skanska AB "B"	10,600	163,490
SKF AB "B"	12,400	195,560
SSAB Svenskt Stal AB "A"	5,250	104,683
SSAB Svenskt Stal AB "B"	270	5,102
Svenska Cellulosa AB "B"	6,066	250,757
Svenska Handelsbanken AB "A"	14,800	381,478
Swedish Match AB	10,265	165,455
Tele2 AB "B"	9,900	100,076
Telefonaktiebolaget LM Ericsson "B"	446,600	1,476,928
TeliSonera AB	58,051	329,911
Trelleborg AB "B"	2,300	39,309
Volvo AB "A"	2,910	140,309
Volvo AB "B"	6,880	338,419
Wihlborgs Fastigheter AB	1,158	19,952
WM-Data AB "B"	7,800	24,061
(Cost $3,869,527)		7,766,906
Switzerland 7.0%
ABB Ltd.	58,865	765,575
Adecco SA (Registered)	4,042	239,038
Ciba Specialty Chemicals AG (Registered)	2,114	117,843
Clariant AG (Registered)*	6,750	95,794
Compagnie Financiere Richemont AG "A" (Bearer)	15,022	688,096
Credit Suisse Group (Registered)	35,220	1,970,511
Geberit AG (Registered)	137	158,454
Givaudan SA	190	149,585
Holcim Ltd. (Registered)	6,075	465,607
Kudelski SA (Bearer)	1,000	24,171
Kuehne & Nagel International AG (Registered)	1,235	89,906
Kuoni Reisen AG (Registered) "B"*	46	25,812
Logitech International SA (Registered)*	2,200	84,937
Lonza Group AG (Registered)	1,150	78,874
Micronas Semiconductor Holdings AG (Registered)*	690	18,625
Nestle SA (Registered)	11,855	3,723,627
Nobel Biocare Holding AG	100	23,733
Nobel Biocare Holding AG (Bearer)	599	142,211
Novartis AG (Registered)	68,401	3,703,854
Phonak Holding AG (Registered)	875	54,717
PSP Swiss Property AG*	770	39,805
Rieter Holdings AG	73	28,064
Roche Holding AG (Genusschein)	20,643	3,412,499
Serono SA "B"	177	122,266
SGS Holdings SA (Registered)	125	118,604
SIG Holding AG (Registered)*	110	24,203
Straumann SA (Registered)	150	38,250
Sulzer AG (Registered)	105	78,672
Swatch Group AG (Bearer)	1,013	171,105
Swatch Group AG (Registered)	1,800	62,869
Swiss Re (Registered)	9,832	687,207
Swisscom AG (Registered)	615	202,476
Syngenta AG (Registered)*	3,206	426,138
Synthes, Inc.	1,526	184,111
UBS AG (Registered)	30,383	3,330,188
Unaxis Holding AG (Registered)*	276	76,758
Xstrata PLC	13,203	500,508
Zurich Financial Services AG (Registered)*	4,330	949,196
(Cost $12,940,888)		23,073,889
United Kingdom 21.8%
3i Group PLC	16,400	273,397
Aegis Group PLC	28,210	67,946
Aggreko PLC	4,308	22,883
Alliance Unichem PLC	7,796	147,335
AMEC PLC	7,045	41,460
Amvescap PLC	20,785	190,353
Anglo American PLC	41,775	1,713,414
ARM Holdings PLC	38,181	79,959
Arriva PLC	5,966	65,808
Associated British Ports Holdings PLC	8,337	139,214
AstraZeneca PLC	46,212	2,789,261
Aviva PLC	69,806	988,148
BAA PLC	32,422	559,378
BAE Systems PLC	95,852	655,381
Balfour Beatty PLC	14,325	90,992
Barclays PLC	188,298	2,139,695
Barratt Developments PLC	7,469	130,935
BBA Group PLC	16,408	80,178
Bellway PLC	2,380	51,053
Berkeley Group Holdings PLC*	3,735	83,779
BG Group PLC	104,681	1,398,588
BHP Billiton PLC	72,771	1,411,621
BOC Group PLC	15,472	452,337
Boots Group PLC	13,826	196,739
Bovis Homes Group PLC	2,635	39,127
BP PLC	601,864	7,017,261
Brambles Industries PLC	23,121	183,848
British Airways PLC*	15,414	97,696
British America Tobacco PLC	46,624	1,174,278
British Land Co. PLC	15,132	353,414
British Sky Broadcasting Group PLC	36,245	384,384
Brixton PLC	6,007	53,236
BT Group PLC	249,467	1,103,695
Bunzl PLC	9,484	108,296
Burberry Group PLC	11,368	90,393
Cable & Wireless PLC	57,924	123,180
Cadbury Schweppes PLC	59,167	570,582
Capita Group PLC	18,188	155,218
Carnival PLC	5,168	210,534
Carphone Warehouse PLC	8,969	52,659
Cattles PLC	8,499	51,746
Centrica PLC	101,144	533,519
Charter PLC*	3,650	54,435
Close Brothers Group PLC	2,533	42,672
Cobham PLC	35,339	109,133
Collins Stewart Tullett PLC	4,955	69,546
Compass Group PLC	66,424	322,125
Cookson Group PLC	3,667	35,617
Corus Group PLC	23,103	195,026
CSR PLC*	3,281	76,447
Daily Mail & General Trust "A"	8,137	92,388
Davis Service Group PLC	3,601	31,414
De Lau Rue PLC	2,619	26,467
Diageo PLC	83,879	1,410,718
DSG International PLC	53,577	189,233
Electrocomponents PLC	13,826	59,252
EMAP PLC	7,376	116,142
EMI Group PLC	22,928	128,785
Enterprise Inns PLC	10,526	184,525
First Choice Holidays PLC	9,855	41,687
FirstGroup PLC	10,787	93,553
FKI PLC	16,691	33,026
Friends Provident PLC	55,115	182,180
Gallaher Group PLC	19,446	303,858
George Wimpey PLC	9,766	82,125
GKN PLC	19,740	99,654
GlaxoSmithKline PLC	169,598	4,738,811
Great Portland Estates PLC	2,801	25,898
Group 4 Securicor PLC	38,300	118,808
GUS PLC	26,390	471,412
Hammerson PLC	8,634	189,038
Hanson PLC	20,379	247,401
Hays PLC	41,752	104,231
HBOS PLC	111,014	1,929,700
HMV Group PLC	8,717	27,726
HSBC Holdings PLC	330,405	5,813,526
ICAP PLC	12,399	114,183
IMI PLC	11,801	108,948
Imperial Chemical Industries PLC	33,910	227,624
Imperial Tobacco Group PLC	21,282	656,830
Inchcape PLC	11,742	102,595
InterContinental Hotels Group PLC	11,865	207,450
International Power PLC	45,571	239,748
Intertek Group PLC	5,316	68,812
Invensys PLC*	153,281	54,564
Investec PLC	1,652	78,816
ITV PLC	116,723	233,112
J Sainsbury PLC	38,762	239,765
Johnson Mathey PLC	6,101	149,712
Kelda Group PLC	10,023	141,882
Kesa Electricals PLC	14,930	79,789
Kingfisher PLC	68,805	303,454
Ladbrokes PLC	15,535	117,064
Land Securities Group PLC	14,143	469,189
Legal & General Group PLC	189,530	449,489
Liberty International PLC	7,791	153,436
Lloyds TSB Group PLC	165,003	1,621,733
LogicaCMG PLC	32,926	106,247
London Stock Exchange Group PLC	5,600	117,846
Man Group PLC	8,960	422,174
Marks & Spencer Group PLC	49,862	541,243
Meggitt PLC	10,227	60,373
MFI Furniture Group PLC	10,649	21,268
Michael Page International PLC	7,358	47,691
Misys PLC	15,595	62,002
National Express Group PLC	3,467	56,931
National Grid PLC	80,588	871,787
Next PLC	7,226	218,073
Old Mutual PLC	158,396	478,169
Pearson PLC	22,847	311,162
Persimmon PLC	8,847	201,881
Premier Farnell PLC	7,443	24,396
Provident Financial PLC	8,907	101,296
Prudential PLC	70,823	800,202
Punch Taverns PLC	6,342	102,617
Rank Group PLC	16,572	61,137
Reckitt Benckiser PLC	18,333	684,808
Reed Elsevier PLC	35,070	354,089
Rentokil Initial PLC	51,529	148,649
Resolution PLC	4,709	58,343
Reuters Group PLC	42,900	305,423
Rexam PLC	15,180	148,214
Rio Tinto PLC	31,266	1,652,992
Rolls-Royce Group PLC*	53,652	410,743
Royal & Sun Alliance Insurance Group PLC	80,679	200,663
Royal Bank of Scotland Group PLC	93,311	3,067,954
SABMiller PLC	25,399	457,702
Schroders PLC	4,396	82,104
Scottish & Newcastle PLC	21,641	203,995
Scottish & Southern Energy PLC	25,801	549,156
Scottish Power PLC	42,914	462,649
Serco Group PLC	16,202	95,874
Severn Trent PLC	9,558	206,794
Signet Group PLC	55,336	98,234
Slough Estates PLC	12,154	137,436
Smith & Nephew PLC	27,731	213,582
Smiths Group PLC	16,026	264,051
Sportingbet PLC	8,893	64,711
SSL International PLC	3,036	16,688
Stagecoach Group PLC	19,880	42,368
Stolt Offshore SA*	5,800	88,283
Tate & Lyle PLC	13,864	155,234
Taylor Woodrow PLC	17,689	109,253
Tesco PLC	235,823	1,456,523
The Sage Group PLC	36,547	155,947
Tomkins PLC	22,686	120,714
Travis Perkins PLC	3,190	89,251
Trinity Mirror PLC	8,191	73,916
Unilever PLC	36,579	822,526
United Business Media PLC	7,149	85,599
United Utilities PLC	26,751	317,337
Vodafone Group PLC	1,766,238	3,764,214
Whitbread PLC	7,044	151,881
William Hill PLC	11,248	130,311
Wolseley PLC	17,969	396,414
WPP Group PLC	35,986	435,539
Yell Group PLC	21,315	201,611
(Cost $48,104,610)		72,625,944
Total Common Stocks (Cost $207,713,336)		326,332,208

Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	142
Germany 0.2%
Henkel KGaA	1,692	193,389
Porsche AG	214	206,867
ProSiebensat. 1 Media AG	2,063	51,533
RWE AG	1,035	77,959
Volkswagen AG	2,832	143,080
(Cost $385,702)		672,828
Italy 0.0%
Compagnia Assicuratrice Unipol SpA (Cost $60,785)	21,485	62,518
Switzerland 0.0%
Schindler Holding AG (Cost $32,545)	1,040	53,976
Total Preferred Stocks (Cost $479,034)		789,464

Rights 0.0%
Germany 0.0%
Linde AG*, expiration 7/10/2006 (Cost $4,881)	2,269	8,765
Greece 0.0%
National Bank of Greece SA*, expiration 7/5/2006 (Cost $10,476)	8,241	26,035
United Kingdom 0.0%
Invensys PLC*, expiration 7/7/2006 (Cost $23,343)	61,312	4,592
Total Rights (Cost $38,700)		39,392

Cash Equivalents 0.7%
Cash Management QP Trust, 5.07% (c) (Cost $2,196,467)	2,196,467	2,196,467
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $210,427,537)+	98.9	329,357,531
Other Assets and Liabilities, Net	1.1	3,597,175
Net Assets	100.0	332,954,706

* Non-income producing security.

+ The cost for federal income tax purposes was $216,934,669. At June 30, 2006, net unrealized appreciation for all securities based on tax cost was $112,422,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,134,389 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,711,527.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

SDR: Swedish Depositary Receipt

At June 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
DJ Euro Stoxx 50 Index	9/15/2006	50	2,211,734	2,341,941	130,207
FTSE 100 Index	9/15/2006	8	841,525	861,728	20,203
Hang Seng Stock Index	7/28/2006	2	204,074	210,100	6,026
SPI 200 Index	9/21/2006	2	182,461	188,747	6,286
TOPIX Index	9/7/2006	8	1,070,639	1,111,150	40,511
Total net unrealized appreciation on futures					203,233

At June 30, 2006, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
USD	825,000	EUR	652,904	7/21/2006	11,404
USD	615,000	JPY	70,447,451	7/21/2006	2,602
Total unrealized appreciation					14,006
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
USD	160,00	HKD	1,240,7190	7/21/2006	(128)
Total unrealized depreciation					(128)
Currency Abbreviations
EUR Euro HKD Hong Kong Dollar JPY Japanese Yen USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $208,231,070)	$ 327,161,064
Investment in Cash Management QP Trust (cost $2,196,467)	2,196,467
Total investments in securities, at value (cost $210,427,537)	329,357,531
Cash	10,000
Foreign currency, at value (cost $2,674,834)*	2,710,785
Margin Deposit	567,727
Receivable for investments sold	16,376
Receivable for Fund shares sold	705,601
Dividend receivable	573,918
Interest receivable	9,594
Unrealized appreciation on forward foreign currency exchange contracts	14,006
Foreign taxes recoverable	298,470
Other assets	29,107
Total assets	334,293,115
Liabilities
Payable for investments purchased	31,667
Payable for daily variation margin on open futures contracts	830,333
Payable for Fund shares redeemed	289,499
Unrealized depreciation on forward foreign currency exchange contracts	128
Accrued management fee	39,067
Other accrued expenses and payables	147,715
Total liabilities	1,338,409
Net assets, at value	$ 332,954,706

* Includes foreign currency of $116,934 to cover margin requirements on foreign futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited) (continued)
Net Assets
Net assets consist of: Undistributed net investment income	2,783,893
Net unrealized appreciation (depreciation) on: Investments	118,929,994
Futures	203,233
Foreign currency related transactions	288,641
Accumulated net realized gain (loss)	(43,859,724)
Paid-in capital	254,608,669
Net assets, at value	$ 332,954,706
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($332,954,706 ÷ 23,040,743 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.45

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006(a) (Unaudited)
Investment Income
Income allocated from the DWS EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $13,816)	$ 51,054
Interest — Cash Management QP Trust	5,768
Expenses allocated from the Portfolio (b)	(47,187)
Net investment income (loss) allocated from the DWS EAFE® Equity Index Portfolio	9,635
Dividends (net of foreign taxes withheld of $537,558)	5,734,967
Interest	1,501
Interest — Cash Management QP Trust	108,325
Total Income	5,854,428
Expenses: Investment advisory fee	363,398
Administrative service fee	199,186
Administration fees	26,319
Custodian fee	107,405
Auditing	29,975
Legal	28,668
Trustees' fees and expenses	4,826
Reports to shareholders	38,878
Registration fees	13,763
Services to shareholders	5,933
Other	41,508
Total expenses before expense reductions	859,859
Expense reductions	(260,029)
Total expenses after expense reductions	599,830
Net investment income	5,254,598

(a) On January 13, 2006, the DWS EAFE® Equity Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Operations includes the DWS EAFE® Equity Index Fund's information as a stand-alone and feeder fund for the respective periods (see Note A in the Notes to Financial Statements).

(b) For the period from January 1, 2006 through January 13, 2006, the Advisor of the DWS EAFE® Equity Index Portfolio waived/reimbursed fees in the amount of $31,099, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006(a) (Unaudited) (continued)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) allocated from the DWS EAFE® Equity Index Portfolio from: Investments	1,634,237
Futures	341,890
Foreign currency related transactions	(61)
Net realized gain (loss) from: Investments	1,005,072
Futures	(566,676)
Foreign currency related transactions	598,712
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions	—
3,013,174
Net unrealized appreciation/depreciation during the period allocated from the DWS EAFE® Equity Index Portfolio on: Investments	12,503,998
Futures	59,371
Foreign currency related transactions	145,917
Net unrealized appreciation (depreciation) during the period on: Investments	8,154,926
Futures	(59,934)
Foreign currency related transactions	205,971
21,010,249
Net gain (loss) on investment transactions	24,023,423
Net increase (decrease) in net assets resulting from operations	$ 29,278,021

(a) On January 13, 2006, the DWS EAFE® Equity Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Operations includes the DWS EAFE® Equity Index Fund's information as a stand-alone and feeder fund for the respective periods (see Note A in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006(a) (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income (loss)	$ 5,254,598	$ 7,014,629
Net realized gain (loss) on investment transactions	3,013,174	(446,012)
Net unrealized appreciation (depreciation) during the period on investment transactions	21,010,249	31,573,093
Net increase (decrease) in net assets resulting from operations	29,278,021	38,141,710
Distributions to shareholders from: Net investment income	—	(7,653,718)
Tax return of capital	—	(681,921)
Fund share transactions: Proceeds from shares sold	45,244,407	83,326,794
Reinvestment of distributions	—	8,027,440
Cost of shares redeemed	(50,663,891)	(97,155,321)
Redemption fees	3,104	1,210
Net increase (decrease) in net assets from Fund share transactions	(5,416,380)	(5,799,877)
Increase (decrease) in net assets	23,861,641	24,006,194
Net assets at beginning of period	309,093,065	285,086,871
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $2,783,893 and $2,470,705, respectively)	$ 332,954,706	$ 309,093,065

(a) On January 13, 2006, the DWS EAFE® Equity Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Changes in Net Assets includes the DWS EAFE®Equity Index Fund's information as a stand-alone and feeder fund for the respective periods (See Note A in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.15	$ 11.89	$ 10.35	$ 7.77	$ 9.46	$ 12.27
Income (loss) from investment operations: Net investment income (loss)	.23[b]	.29[b]	.33	.17[b]	.16[b]	.19
Net realized and unrealized gain (loss) on investment transactions	1.07	1.33	1.64	2.64	(1.72)	(2.87)
Total from investment operations	1.30	1.62	1.97	2.81	(1.56)	(2.68)
Less distributions from: Net investment income	—	(.33)	(.43)	(.23)	(.13)	(.13)
Tax return of capital	—	(.03)	—	—	—	—
Total distributions	—	(.36)	(.43)	(.23)	(.13)	(.13)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 14.45	$ 13.15	$ 11.89	$ 10.35	$ 7.77	$ 9.46
Total Return (%)[c]	9.89**	13.57	19.42	36.45	(16.63)	(21.75)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	333	309	285	231	137	140
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.58*	.56	.58	.60	.65	.63
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40*	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	3.31*	2.35	1.98	1.99	1.83	1.68
Portfolio turnover rate	15d*	16	12	6	10	26

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed (see Note A in the Notes to Financial Statements). This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Fund Portfolio.

* Annualized.

** Not annualized.

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Advisor Funds II (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

On August 8, 2005, the Board of Trustees approved dissolving the DWS EAFE® Equity Index Fund master-feeder structure, and converting the Fund to a stand-alone fund. On January 13, 2006, the Fund received net assets with a value of $304,828,559 which included net unrealized appreciation of $111,146,337 from the DWS EAFE® Equity Index Portfolio (the "Portfolio") in a tax free exchange for its beneficial ownership in the Portfolio. Activity prior to this conversion is included in the Financial Statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

At December 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $42,600,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,400,000), December 31, 2009 ($14,100,000), December 31, 2010 ($14,900,000) and December 31, 2011 ($200,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2005 through December 31, 2005, the Fund incurred approximately $261,000 of net currency losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2006.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments, including the purchases and sales of securities as a stand-alone fund and the DWS EAFE® Equity Index Portfolio) aggregated $32,224,309 and $23,392,961, respectively.

C. Related Parties

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services.

For the period from January 1, 2006 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.40% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, service fees, trustee and trustee counsel fees and organization and offering expenses).

For the period January 1, 2006 through January 13, 2006, the Investment Advisory Fee charged to the Portfolio was $34,380, of which $31,099 was waived, which was equivalent to an annualized effective rate of 0.02%.

For the period from January 14, 2006 through June 30, 2006, the Investment Advisory Fee charged to the Fund was $363,398, of which $229,153 was waived, which was equivalent to an annualized effective rate of 0.08%.

Administrator Service Fee. Prior to June 1, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Fund's Administrator. For its services as Administrator, ICCC received a fee (the "Administrative Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and paid monthly.

For the period January 1, 2006 through May 31, 2006, the Administrative Service Fee charged to the Fund was $199,186, of which $19,426 was waived.

Effective June 1, 2006, the Administration Agreement with ICCC was terminated and the Fund entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DeIM an annual fee of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received an administration fee of $26,319, all of which is unpaid.

For the period January 1, 2006 through January 13, 2006, ICCC served as Administrator for the Portfolio and received a fee of 0.10% of the average daily net assets, computed and accrued daily and payable monthly. For the period January 1, 2006 through January 13, 2006, the Administrative Service Fee charged to the Portfolio was $13,752.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. Prior to June 1, 2006, the fees were paid under the Administrative Service Agreement with ICCC. For the period from June 1, 2006, through June 30, 2006, the amount charged to the Fund by DWS-SISC for transfer agency services aggregated $5,790, all of which was waived.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $12,240, of which $9,720 is unpaid.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

For the six months ended June 30, 2006, the Advisor agreed to reimburse the Fund $5,631, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2006, the Fund's custodian fees were reduced by $29 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of withdrawal requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold	3,167,065	$ 45,244,407	6,916,415	$ 83,326,794
Shares issued to shareholders in reinvestment of distributions	—	$ —	579,209	$ 8,027,440
Shares redeemed	(3,630,644)	$ (50,663,891)	(7,959,691)	$ (97,155,321)
Redemption Fees		$ 3,104		$ 1,210
Net increase (decrease)	(463,579)	$ (5,416,380)	(464,067)	$ (5,799,877)

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

H. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2006 there were two unaffiliated shareholders who held 45%,and 10%, respectively, and one affiliated shareholder who held 15% of the outstanding shares of the Fund.

I. Payments made by Affiliates

During the six month period ended June 30, 2006, the Advisor fully reimbursed the Fund $106,719 for losses incurred in violation of the Fund's investment restrictions. The amount of the loss was less than $.01 per share, thus having no impact on the Fund's total return.

J. Subsequent Event

On July 10, 2006, DWS EAFE® Equity Index Fund became a series of DWS Institutional Funds, an open-end investment management company. Prior to July 10, 2006, DWS EAFE® Equity Index Fund was a series of DWS Advisor Funds II, an open-end investment management company.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS EAFE® Equity Index Fund (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all Funds that are series of DWS Advisor Funds II.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	24,443,160.842	314,924.000
Dawn-Marie Driscoll	24,442,894.842	315,190.000
Keith R. Fox	24,443,320.842	314,764.000
Kenneth C. Froewiss	24,443,320.842	314,764.000
Martin J. Gruber	24,443,320.842	314,764.000
Richard J. Herring	24,443,320.842	314,764.000
Graham E. Jones	24,443,320.842	314,764.000
Rebecca W. Rimel	24,442,894.842	315,190.000
Philip Saunders, Jr.	24,443,160.842	314,924.000
William N. Searcy, Jr.	24,443,160.842	314,924.000
Jean Gleason Stromberg	24,442,894.842	315,190.000
Carl W. Vogt	24,443,320.842	314,764.000
Axel Schwarzer	24,443,160.842	314,924.000

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,565,213.743	28,163.024	92,654.000	4,702,445.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,561,221.767	29,082.000	95,727.000	4,702,445.000

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,629,938.767	45,842.000	10,250.000	4,702,445.000

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,620,116.767	55,664.000	10,250.000	4,702,445.000

III-C. Senior Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

III-D. Concentration

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

III-E. Underwriting of Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

III-F. Real Estate Investments

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

III-G. Commodities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,620,116.767	55,664.000	10,250.000	4,702,445.000

III-H. Lending

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,619,209.536	56,571.231	10,250.000	4,702,445.000

III-I. Portfolio Diversification for Diversified Funds

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

III-U. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,628,653.767	47,127.000	10,250.000	4,702,445.000

V. Approval of Amended and Restated Agreement and Declaration of Trust. ("Number of Votes" represents all Funds that are series of DWS Advisor Funds II.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
18,337,453.842	74,369.000	97,082.000	6,249,180.000

IX. Approval of Reorganization into Another Trust

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,580,244.767	22,686.000	83,100.000	4,702,445.000

The Meeting was reconvened on June 1, 2006, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below):

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,441,805.233	499,072.000	91,889.000	4,548,136.000

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Account Management Resources

Automated Information Lines	InvestorACCESS (800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006